UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2011 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--10.3%
Abercrombie & Fitch, Cl. A	13,641	800,727
Amazon.com	53,884a	9,706,125
Apollo Group, Cl. A	19,358a	807,422
AutoNation	9,539a,b	337,394
AutoZone	4,118a	1,126,520
Bed Bath & Beyond	39,618a	1,912,361
Best Buy	51,508	1,479,310
Big Lots	12,882a	559,465
Cablevision Systems (NY Group), Cl. A	33,974	1,175,840
Carmax	33,672a	1,080,871
Carnival	66,539	2,552,436
CBS, Cl. B	102,362	2,563,144
Coach	44,768	2,329,727
Comcast, Cl. A	420,051	10,383,661
D.R. Horton	43,073	501,800
Darden Restaurants	22,053	1,083,464
DeVry	9,674	532,747
DIRECTV, Cl. A	120,197a	5,625,220
Discovery Communications, Cl. A	42,621a	1,700,578
Expedia	32,814	743,565
Family Dollar Stores	19,032	976,722
Ford Motor	572,059a	8,529,400
Fortune Brands	23,410	1,448,845
GameStop, Cl. A	23,181a,b	522,036
Gannett	35,501	540,680
Gap	67,960	1,539,974
Genuine Parts	24,062	1,290,686
Goodyear Tire & Rubber	37,721a	565,061
H&R Block	50,823	850,777
Harley-Davidson	35,356	1,502,276
Harman International Industries	10,520	492,546
Hasbro	21,089	987,809
Home Depot	247,504	9,172,498
International Game Technology	46,083	747,927
Interpublic Group of Cos.	74,293	933,863
J.C. Penney	34,335	1,232,970
Johnson Controls	101,547	4,221,309
Kohl's	44,288	2,349,035
Leggett & Platt	23,110	566,195
Lennar, Cl. A	21,600b	391,392
Limited Brands	41,563	1,366,591
Lowe's	208,382	5,507,536
Macy's	63,469	1,539,758
Marriott International, Cl. A	43,179	1,536,309

Mattel	54,519	1,359,159
McDonald's	157,849	12,010,730
McGraw-Hill	47,616	1,876,070
Netflix	6,635a	1,574,685
Newell Rubbermaid	43,303	828,386
News, Cl. A	345,369	6,064,680
NIKE, Cl. B	57,735	4,370,540
Nordstrom	24,833	1,114,505
O'Reilly Automotive	21,184a	1,217,233
Omnicom Group	43,036	2,111,346
Polo Ralph Lauren	9,827	1,215,109
Priceline.com	7,433a	3,764,369
Pulte Group	47,016a	347,918
RadioShack	19,009	285,325
Ross Stores	17,811	1,266,718
Scripps Networks Interactive, Cl. A	14,109	706,720
Sears Holdings	7,390a,b	610,784
Stanley Black & Decker	25,278	1,936,295
Staples	109,002	2,116,819
Starbucks	111,670	4,126,207
Starwood Hotels & Resorts Worldwide	28,163c	1,636,834
Target	106,924	5,347,269
Tiffany & Co.	19,412	1,192,673
Time Warner	165,356	5,903,209
Time Warner Cable	51,981	3,708,325
TJX	59,785	2,973,108
Urban Outfitters	19,273a	574,914
VF	13,583	1,338,333
Viacom, Cl. B	90,345	4,202,849
Walt Disney	285,892	12,319,086
Washington Post, Cl. B	930b	406,931
Whirlpool	11,187	954,922
Wyndham Worldwide	27,800	884,318
Wynn Resorts	11,352	1,444,542
Yum! Brands	70,738	3,634,518
		191,240,001
Consumer Staples--10.1%
Altria Group	316,365	8,234,981
Archer-Daniels-Midland	97,474	3,510,039
Avon Products	64,705	1,749,623
Brown-Forman, Cl. B	15,149	1,034,677
Campbell Soup	29,094b	963,302
Clorox	21,575	1,511,760
Coca-Cola	347,114	23,031,014
Coca-Cola Enterprises	49,389	1,348,320
Colgate-Palmolive	74,684	6,031,480
ConAgra Foods	66,799	1,586,476
Constellation Brands, Cl. A	26,981a	547,175
Costco Wholesale	66,015	4,840,220
CVS Caremark	205,309	7,046,205

Dean Foods	27,457a	274,570
Dr. Pepper Snapple Group	34,339	1,276,037
Estee Lauder, Cl. A	17,945	1,729,180
General Mills	96,921	3,542,462
H.J. Heinz	47,534	2,320,610
Hershey	23,327	1,267,822
Hormel Foods	21,955	611,227
J.M. Smucker	18,446	1,316,860
Kellogg	38,275	2,066,084
Kimberly-Clark	61,774	4,031,989
Kraft Foods, Cl. A	263,084	8,250,314
Kroger	98,894	2,370,489
Lorillard	22,056	2,095,541
McCormick & Co.	20,096	961,192
Mead Johnson Nutrition	30,488	1,766,170
Molson Coors Brewing, Cl. B	23,457	1,099,899
PepsiCo	240,093	15,464,390
Philip Morris International	271,878	17,843,353
Procter & Gamble	422,654	26,035,486
Reynolds American	51,028	1,813,025
Safeway	58,786	1,383,822
Sara Lee	94,320	1,666,634
SUPERVALU	33,329b	297,628
SYSCO	89,654	2,483,416
Tyson Foods, Cl. A	46,865	899,339
Wal-Mart Stores	295,851	15,399,045
Walgreen	139,937	5,617,071
Whole Foods Market	22,073	1,454,611
		186,773,538
Energy--13.1%
Anadarko Petroleum	74,479	6,101,320
Apache	57,578	7,538,112
Baker Hughes	65,671	4,822,221
Cabot Oil & Gas	16,203	858,273
Cameron International	36,309a	2,073,244
Chesapeake Energy	97,961	3,283,653
Chevron	303,314	32,585,023
ConocoPhillips	216,400	17,281,704
Consol Energy	34,205	1,834,414
Denbury Resources	59,487a	1,451,483
Devon Energy	64,615	5,929,719
Diamond Offshore Drilling	10,484b	814,607
El Paso	105,736	1,903,248
EOG Resources	40,481	4,797,403
EQT	22,476	1,121,552
Exxon Mobil	750,323	63,124,674
FMC Technologies	18,493	1,747,219
Halliburton	136,867	6,821,451
Helmerich & Payne	15,887	1,091,278
Hess	45,210	3,852,344
Marathon Oil	107,456	5,728,479
Massey Energy	15,139b	1,034,902

Murphy Oil	28,872	2,119,782
Nabors Industries	43,637a	1,325,692
National Oilwell Varco	63,450	5,029,682
Newfield Exploration	20,304a	1,543,307
Noble	38,582	1,760,111
Noble Energy	26,234	2,535,516
Occidental Petroleum	122,935	12,845,478
Peabody Energy	40,470	2,912,221
Pioneer Natural Resources	17,407	1,774,121
QEP Resources	27,076	1,097,661
Range Resources	24,186	1,413,914
Rowan	17,631a	778,938
Schlumberger	206,035	19,214,824
Southwestern Energy	52,201a	2,243,077
Spectra Energy	97,815	2,658,612
Sunoco	18,228	831,015
Tesoro	21,488a	576,523
Valero Energy	85,044	2,536,012
Williams	87,866	2,739,662
		241,732,471
Financial--15.5%
ACE	50,600	3,273,820
Aflac	70,927	3,743,527
Allstate	81,351	2,585,335
American Express	158,168	7,149,194
American International Group	21,005a,b	738,116
Ameriprise Financial	37,324	2,279,750
AON	49,501	2,621,573
Apartment Investment & Management, Cl. A	17,352c	441,955
Assurant	16,996	654,516
AvalonBay Communities	13,013c	1,562,601
Bank of America	1,530,725	20,404,564
Bank of New York Mellon	186,872	5,581,867
BB&T	103,226b	2,833,554
Berkshire Hathaway, Cl. B	261,793a	21,893,749
Boston Properties	21,354c	2,025,427
Capital One Financial	69,159	3,593,502
CB Richard Ellis Group, Cl. A	43,642a	1,165,241
Charles Schwab	149,428	2,694,187
Chubb	44,693	2,740,128
Cincinnati Financial	25,379b	832,431
Citigroup	4,383,803a	19,376,409
CME Group	10,134	3,055,908
Comerica	26,049	956,519
Discover Financial Services	81,969	1,977,092
E*TRADE Financial	33,414a	522,261
Equity Residential Properties Trust	44,441c	2,506,917
Federated Investors, Cl. B	13,675b	365,806
Fifth Third Bancorp	138,476	1,922,047
First Horizon National	36,727	411,710

Franklin Resources	21,993	2,750,884
Genworth Financial, Cl. A	72,589a	977,048
Goldman Sachs Group	78,711	12,473,332
Hartford Financial Services Group	66,410	1,788,421
HCP	54,976c	2,085,789
Health Care REIT	25,670b,c	1,346,135
Host Hotels & Resorts	100,174c	1,764,064
Hudson City Bancorp	79,359	768,195
Huntington Bancshares	130,331	865,398
IntercontinentalExchange	11,037a	1,363,511
Invesco	69,373	1,773,174
Janus Capital Group	24,315	303,208
JPMorgan Chase & Co.	602,379	27,769,672
KeyCorp	132,262	1,174,487
Kimco Realty	61,181b,c	1,122,060
Legg Mason	24,446	882,256
Leucadia National	29,906	1,122,671
Lincoln National	45,836	1,376,913
Loews	48,025	2,069,397
M&T Bank	17,965	1,589,364
Marsh & McLennan	82,267	2,452,379
Marshall & Ilsley	77,765	621,342
MetLife	158,940	7,109,386
Moody's	29,542	1,001,769
Morgan Stanley	233,719	6,385,203
Nasdaq OMX Group	21,006a	542,795
Northern Trust	36,586	1,856,740
NYSE Euronext	39,241	1,380,106
People's United Financial	53,880	677,810
Plum Creek Timber	25,352b,c	1,105,601
PNC Financial Services Group	79,002	4,976,336
Principal Financial Group	48,565	1,559,422
Progressive	102,975	2,175,862
ProLogis Trust	85,019c	1,358,604
Prudential Financial	73,076	4,500,020
Public Storage	21,131c	2,343,639
Regions Financial	189,274	1,374,129
Simon Property Group	44,906c	4,812,127
SLM	79,624a	1,218,247
State Street	75,020	3,371,399
SunTrust Banks	75,220	2,169,345
T. Rowe Price Group	38,758	2,574,306
Torchmark	12,396	824,086
Travelers	65,590	3,901,293
U.S. Bancorp	290,664	7,682,250
Unum Group	46,937	1,232,096
Ventas	23,612c	1,282,132
Vornado Realty Trust	24,467c	2,140,863
Wells Fargo & Co.	796,745	25,256,817
Weyerhaeuser	81,212c	1,997,815
XL Group	47,178	1,160,579
Zions Bancorporation	26,624	613,949

		286,934,132
Health Care--10.7%
Abbott Laboratories	232,955	11,426,443
Aetna	58,225	2,179,362
Agilent Technologies	51,998a	2,328,470
Allergan	46,663	3,314,006
AmerisourceBergen	41,520	1,642,531
Amgen	141,081a	7,540,779
Baxter International	88,201	4,742,568
Becton Dickinson & Co.	33,482	2,665,837
Biogen Idec	36,564a	2,683,432
Boston Scientific	228,497a	1,642,893
Bristol-Myers Squibb	258,091	6,821,345
C.R. Bard	12,921	1,283,185
Cardinal Health	54,480	2,240,762
CareFusion	33,217a	936,719
Celgene	69,583a	4,003,110
Cephalon	11,515a,b	872,607
Cerner	10,839a,b	1,205,297
CIGNA	41,165	1,822,786
Coventry Health Care	23,165a	738,732
DaVita	14,548a	1,243,999
Dentsply International	23,322	862,681
Edwards Lifesciences	17,344a	1,508,928
Eli Lilly & Co.	152,215	5,353,402
Express Scripts	79,605a	4,426,834
Forest Laboratories	43,107a	1,392,356
Genzyme	39,493a	3,007,392
Gilead Sciences	120,354a	5,107,824
Hospira	24,809a	1,369,457
Humana	25,618a	1,791,723
Intuitive Surgical	5,738a	1,913,393
Johnson & Johnson	413,750	24,514,687
Laboratory Corp. of America Holdings	15,154a	1,396,138
Life Technologies	26,740a	1,401,711
McKesson	38,244	3,023,188
Medco Health Solutions	61,262a	3,440,474
Medtronic	162,964	6,412,633
Merck & Co.	464,335	15,327,698
Mylan	65,602a	1,487,197
Patterson	14,214	457,549
PerkinElmer	18,827	494,585
Pfizer	1,209,225	24,559,360
Quest Diagnostics	22,685	1,309,378
St. Jude Medical	49,305	2,527,374
Stryker	51,411	3,125,789
Tenet Healthcare	73,402a	546,845
Thermo Fisher Scientific	60,038a	3,335,111
UnitedHealth Group	166,149	7,509,935
Varian Medical Systems	18,732a	1,267,032
Waters	14,432a	1,254,141

Watson Pharmaceuticals	18,752a	1,050,300
WellPoint	56,904	3,971,330
Zimmer Holdings	29,108a	1,761,907
		198,243,215
Industrial--11.4%
3M	107,200	10,023,200
Avery Dennison	16,528	693,515
Boeing	111,354	8,232,401
C.H. Robinson Worldwide	25,519	1,891,723
Caterpillar	96,606	10,757,078
Cintas	20,772	628,768
Covidien	75,500	3,921,470
CSX	56,057	4,406,080
Cummins	29,873	3,274,678
Danaher	80,707	4,188,693
Deere & Co.	64,168	6,217,237
Dover	28,084	1,846,242
Dun & Bradstreet	7,887	632,853
Eaton	51,470	2,853,497
Emerson Electric	113,258	6,617,665
Equifax	20,223	785,663
Expeditors International of Washington	32,022	1,605,583
Fastenal	22,221b	1,440,587
FedEx	47,413	4,435,486
Flowserve	8,418	1,084,238
Fluor	27,000	1,988,820
General Dynamics	56,402	4,318,137
General Electric	1,608,411	32,248,640
Goodrich	18,674	1,597,187
Honeywell International	117,600	7,021,896
Huntington Ingalls Industries	7,403a	307,204
Illinois Tool Works	75,821	4,073,104
Ingersoll-Rand	48,500	2,343,035
Iron Mountain	30,256	944,895
ITT	27,534	1,653,417
Jacobs Engineering Group	19,078a	981,182
Joy Global	15,571	1,538,571
L-3 Communications Holdings	17,558	1,374,967
Lockheed Martin	43,435	3,492,174
Masco	56,402	785,116
Norfolk Southern	53,918	3,734,900
Northrop Grumman	44,415	2,785,265
Paccar	55,051	2,881,920
Pall	17,668	1,017,853
Parker Hannifin	24,243	2,295,327
Pitney Bowes	32,607	837,674
Precision Castparts	21,692	3,192,629
Quanta Services	30,177a	676,870
R.R. Donnelley & Sons	30,785	582,452
Raytheon	55,085	2,802,174
Republic Services	46,248	1,389,290

Robert Half International	22,868b	699,761
Rockwell Automation	21,382	2,023,806
Rockwell Collins	23,826	1,544,640
Roper Industries	13,664	1,181,389
Ryder System	8,877	449,176
Snap-On	8,939	536,876
Southwest Airlines	114,622	1,447,676
Stericycle	12,699a	1,126,020
Textron	41,713b	1,142,519
Tyco International	71,800	3,214,486
Union Pacific	74,288	7,304,739
United Parcel Service, Cl. B	149,580	11,116,786
United Technologies	139,248	11,787,343
W.W. Grainger	8,771	1,207,591
Waste Management	73,160	2,731,794
		209,915,958
Information Technology--17.9%
Adobe Systems	76,849a	2,548,313
Advanced Micro Devices	87,138a	749,387
Akamai Technologies	28,285a	1,074,830
Altera	46,997	2,068,808
Amphenol, Cl. A	25,800	1,403,262
Analog Devices	43,898	1,728,703
Apple	139,333a	48,550,584
Applied Materials	202,306	3,160,020
Autodesk	35,080a	1,547,379
Automatic Data Processing	74,245	3,809,511
BMC Software	27,836a	1,384,563
Broadcom, Cl. A	71,885	2,830,831
CA	59,927	1,449,035
Cisco Systems	837,198	14,357,946
Citrix Systems	27,538a	2,022,941
Cognizant Technology Solutions, Cl. A	45,720a	3,721,608
Computer Sciences	22,950	1,118,353
Compuware	35,122a	405,659
Corning	236,012	4,868,928
Dell	255,394a	3,705,767
eBay	174,211a	5,407,509
Electronic Arts	49,625a	969,176
EMC	310,756a	8,250,572
F5 Networks	12,206a	1,251,969
Fidelity National Information Services	39,815	1,301,552
First Solar	8,123a,b	1,306,503
Fiserv	22,133a	1,388,182
FLIR Systems	23,824	824,549
Google, Cl. A	37,928a	22,233,773
Harris	19,726	978,410
Hewlett-Packard	329,298	13,491,339
Intel	830,404	16,749,249
International Business Machines	184,548	30,094,242

Intuit	41,234a	2,189,525
Jabil Circuit	28,483	581,908
JDS Uniphase	33,272a	693,388
Juniper Networks	79,483a	3,344,645
KLA-Tencor	25,746	1,219,588
Lexmark International, Cl. A	12,448a	461,074
Linear Technology	34,628	1,164,540
LSI	100,729a	684,957
MasterCard, Cl. A	14,614	3,678,636
MEMC Electronic Materials	35,393a	458,693
Microchip Technology	27,660b	1,051,357
Micron Technology	128,054a,b	1,467,499
Microsoft	1,118,901	28,375,329
Molex	20,205	507,550
Monster Worldwide	19,333a	307,395
Motorola Mobility Holdings	43,469a	1,060,644
Motorola Solutions	49,679a	2,220,155
National Semiconductor	34,887	500,280
NetApp	55,622a	2,679,868
Novell	53,950a	319,924
Novellus Systems	15,684a	582,347
NVIDIA	87,819a	1,621,139
Oracle	588,368	19,633,840
Paychex	48,582	1,523,532
QUALCOMM	248,570	13,629,093
Red Hat	28,308a	1,284,900
SAIC	43,627a	738,169
Salesforce.com	17,622a	2,353,947
SanDisk	35,092a	1,617,390
Symantec	119,211a	2,210,172
Tellabs	62,671	328,396
Teradata	25,890a	1,312,623
Teradyne	26,160a	465,910
Texas Instruments	177,302	6,127,557
Total System Services	25,096	452,230
VeriSign	27,858	1,008,738
Visa, Cl. A	73,585	5,417,328
Western Digital	33,904a	1,264,280
Western Union	97,937	2,034,151
Xerox	205,930	2,193,155
Xilinx	39,077	1,281,726
Yahoo!	196,894a	3,278,285
		330,079,316
Materials--3.6%
Air Products & Chemicals	31,812	2,868,806
Airgas	11,250	747,225
AK Steel Holding	17,701	279,322
Alcoa	160,661	2,835,667
Allegheny Technologies	14,806	1,002,662
Ball	25,674	920,413
Bemis	15,291	501,698
CF Industries Holdings	10,403	1,423,026

Cliffs Natural Resources	20,121	1,977,492
Dow Chemical	174,952	6,604,438
E.I. du Pont de Nemours & Co.	139,379	7,661,664
Eastman Chemical	10,888	1,081,396
Ecolab	35,200	1,795,904
FMC	10,862a	922,510
Freeport-McMoRan Copper & Gold	143,139	7,951,371
International Flavors & Fragrances	12,286	765,418
International Paper	65,216	1,968,219
MeadWestvaco	26,722	810,478
Monsanto	80,991	5,852,410
Newmont Mining	74,372	4,059,224
Nucor	47,705	2,195,384
Owens-Illinois	26,175a	790,223
PPG Industries	24,628	2,344,832
Praxair	46,618	4,736,389
Sealed Air	24,695	658,369
Sherwin-Williams	13,542	1,137,393
Sigma-Aldrich	18,377	1,169,512
Titanium Metals	13,308a	247,263
United States Steel	22,270b	1,201,244
Vulcan Materials	18,897b	861,703
		67,371,655
Telecommunication Services--3.0%
American Tower, Cl. A	59,683a	3,092,773
AT&T	894,072	27,358,603
CenturyLink	44,902b	1,865,678
Frontier Communications	151,913	1,248,725
Metropcs Communications	39,559a	642,438
Qwest Communications International	261,969	1,789,248
Sprint Nextel	443,977a	2,060,053
Verizon Communications	426,013	16,418,541
Windstream	76,193b	980,604
		55,456,663
Utilities--3.1%
AES	100,939a	1,312,207
Ameren	35,334	991,825
American Electric Power	71,929	2,527,585
CenterPoint Energy	61,045	1,071,950
CMS Energy	35,072	688,814
Consolidated Edison	44,144	2,238,984
Constellation Energy Group	30,290	942,928
Dominion Resources	87,684	3,919,475
DTE Energy	25,427	1,244,906
Duke Energy	200,985	3,647,878
Edison International	49,328	1,804,911
Entergy	27,334	1,837,118
Exelon	99,275	4,094,101
FirstEnergy	63,837	2,367,714
Integrys Energy Group	11,962	604,201
NextEra Energy	63,656	3,508,719
Nicor	7,039	377,994

NiSource	42,916	823,129
Northeast Utilities	26,985	933,681
NRG Energy	38,675a	833,059
ONEOK	15,674	1,048,277
Pepco Holdings	33,616	626,938
PG&E	58,914	2,602,821
Pinnacle West Capital	15,630	668,808
PPL	72,766	1,840,980
Progress Energy	44,116	2,035,512
Public Service Enterprise Group	76,752	2,418,456
SCANA	16,461	648,070
Sempra Energy	37,169	1,988,542
Southern	126,416	4,817,714
TECO Energy	33,260	623,958
Wisconsin Energy	36,658	1,118,069
Xcel Energy	72,969	1,743,229
		57,952,553
Total Common Stocks
(cost $1,264,525,541)		1,825,699,502
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.07%, 6/16/11
(cost $1,939,693)	1,940,000[d]	1,939,734

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,456,000)	22,456,000[e]	22,456,000

Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $18,384,821)	18,384,821[e]	18,384,821

Total Investments (cost $1,307,306,055)	101.0%	1,868,480,057
Liabilities, Less Cash and Receivables	(1.0%)	(18,270,766)
Net Assets	100.0%	1,850,209,291

REIT--Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $21,801,803 and the value of the collateral held by the fund was $22,371,016, consisting of cash collateral of $18,384,821 and U.S. Government and
Agency securities valued at $3,986,195.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,307,306,055.

Net unrealized appreciation on investments was $561,174,002 of which $738,285,894 related to appreciated investment securities and $177,111,892 related to depreciated investment securities.

Portfolio Summary (Unaudited) †				Value (%)
Information Technology				17.9
Financial				15.5
Energy				13.1
Industrial				11.4
Health Care				10.7
Consumer Discretionary				10.3
Consumer Staples				10.1
Materials				3.6
Utilities				3.1
Telecommunication Services				3.0
Short-Term/Money Market Investments				2.3
				101.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
March 31, 2011 (Unaudited)

	Market Value			Unrealized
	Covered by			Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2011($)
Financial Futures Long
Standard & Poor's 500 E-Mini	395	26,089,750	June 2011	286,892

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,825,699,502	-	-	1,825,699,502
Mutual Funds	40,840,821	-	-	40,840,821
U.S. Treasury	-	1,939,734	-	1,939,734
Other Financial Instruments:
Futures++	286,892	-	-	286,892

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued at the mean between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)